Fees Summary	Aug. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,919,103.96
Total Fee Amount	265.03
Total Offset Amount	0.00
Net Fee	$ 265.03
Offering Table N/A
Offset Table N/A	N/A